Revenues (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Revenue recognized	$ 50,200	$ 49,900
Deferred revenue noncurrent portion	16,039	18,422
Remaining performance obligations	88,400	93,900
Expected remaining performance obligations recognized during next 12 months	70,500
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	12,900
Deferred sales commissions	$ 3,900	$ 3,100